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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Iorio
Title:   Managing Member
Phone:   203-742-6000

Signature, Place and Date of Signing:

   /s/ Matthew Iorio        Greenwich, Connecticut        February 14, 2013
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $488,424
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number                   Name
    ----  ---------------------------   --------------------

    1     028-13295                     White Elm Capital Partners, L.P.

    2                                   White Elm Master Offshore, Ltd.

                                                                                                            VOTING AUTHORITY
                                             MARKET VALUE SHARE / PRN SHARE PUT /   INVESTMENT    OTHER   ---------------------
NAME OF ISSUER     TITLE OF CLASS    CUSIP   (USD)(X1000)   AMOUNT    / PRN CALL    DISCRETION   MANAGERS   SOLE    SHARED NONE
--------------    ---------------- --------- ------------ ----------- ----- ----- -------------- -------- --------- ------ ----
ALTISOURCE
  PORTFOLIO
  SOLNS S         REG SHS          L0175J104    17092        197247    SH         Shared-Defined    1       197,247   0     0
ALTISOURCE
  PORTFOLIO
  SOLNS S         REG SHS          L0175J104    13895        160347    SH         Shared-Defined    2       160,347   0     0
ALTISOURCE
  RESIDENTIAL
  CORP            CL B             02153W100      856         54015    SH         Shared-Defined    1        54,015   0     0
ALTISOURCE
  RESIDENTIAL
  CORP            CL B             02153W100      696         43915    SH         Shared-Defined    2        43,915   0     0
ASML HOLDING N
  V               N Y REGISTRY SHS N07059210     9795        152075    SH         Shared-Defined    1       152,075   0     0
ASML HOLDING N
  V               N Y REGISTRY SHS N07059210     7891        122507    SH         Shared-Defined    2       122,507   0     0
AUTOZONE INC      COM              053332102     6539         18450    SH         Shared-Defined    1        18,450   0     0
AUTOZONE INC      COM              053332102     5331         15041    SH         Shared-Defined    2        15,041   0     0
BROADSOFT INC     COM              11133B409     7802        214742    SH         Shared-Defined    1       214,742   0     0
BROADSOFT INC     COM              11133B409     6291        173158    SH         Shared-Defined    2       173,158   0     0
CARTER INC        COM              146229109     9476        170284    SH         Shared-Defined    1       170,284   0     0
CARTER INC        COM              146229109     7641        137300    SH         Shared-Defined    2       137,300   0     0
CROWN CASTLE
  INTL CORP       COM              228227104     8450        117105    SH         Shared-Defined    1       117,105   0     0
CROWN CASTLE
  INTL CORP       COM              228227104     6819         94500    SH         Shared-Defined    2        94,500   0     0
DAVITA
  HEALTHCARE
  PARTNERS I      COM              23918K108    14912        134915    SH         Shared-Defined    1       134,915   0     0
DAVITA
  HEALTHCARE
  PARTNERS I      COM              23918K108    12124        109686    SH         Shared-Defined    2       109,686   0     0
DOLLAR TREE INC   COM              256746108     1558         38400    SH         Shared-Defined    1        38,400   0     0
DOLLAR TREE INC   COM              256746108     1265         31200    SH         Shared-Defined    2        31,200   0     0
DOMINOS PIZZA
  INC             COM              25754A201     5181        118973    SH         Shared-Defined    1       118,973   0     0
DOMINOS PIZZA
  INC             COM              25754A201     4181         96000    SH         Shared-Defined    2        96,000   0     0
FIRST CASH FINL
  SVCS INC        COM              31942D107     8875        178862    SH         Shared-Defined    1       178,862   0     0
FIRST CASH FINL
  SVCS INC        COM              31942D107     7155        144204    SH         Shared-Defined    2       144,204   0     0
FIRST SOLAR INC   COM              336433107     4011        129900    SH    PUT  Shared-Defined    1       129,900   0     0
FIRST SOLAR INC   COM              336433107     3307        107100    SH    PUT  Shared-Defined    2       107,100   0     0
GOLAR LNG LTD
  BERMUDA         SHS              G9456A100    26601        723248    SH         Shared-Defined    1       723,248   0     0
GOLAR LNG LTD
  BERMUDA         SHS              G9456A100    21622        587874    SH         Shared-Defined    2       587,874   0     0
GOLAR LNG
  PARTNERS LP     COM UNIT LPI     Y2745C102     5870        196634    SH         Shared-Defined    1       196,634   0     0
GOLAR LNG
  PARTNERS LP     COM UNIT LPI     Y2745C102     4733        158550    SH         Shared-Defined    2       158,550   0     0
GOOGLE INC        CL A             38259P508     3121          4400    SH         Shared-Defined    1         4,400   0     0
GOOGLE INC        CL A             38259P508     2554          3600    SH         Shared-Defined    2         3,600   0     0
GUIDEWIRE
  SOFTWARE INC    COM              40171V100     8456        284525    SH         Shared-Defined    1       284,525   0     0
GUIDEWIRE
  SOFTWARE INC    COM              40171V100     6874        231300    SH         Shared-Defined    2       231,300   0     0
LIBERTY GLOBAL
  INC             COM SER A        530555101     7549        119843    SH         Shared-Defined    1       119,843   0     0
LIBERTY GLOBAL
  INC             COM SER A        530555101     6137         97430    SH         Shared-Defined    2        97,430   0     0
LIBERTY GLOBAL
  INC             COM SER C        530555309    10949        186358    SH         Shared-Defined    1       186,358   0     0
LIBERTY GLOBAL
  INC             COM SER C        530555309     8822        150160    SH         Shared-Defined    2       150,160   0     0
MASTERCARD INC    CL A             57636Q104    13117         26700    SH         Shared-Defined    1        26,700   0     0
MASTERCARD INC    CL A             57636Q104    10592         21561    SH         Shared-Defined    2        21,561   0     0
MICHAEL KORS
  HLDGS LTD       SHS              G60754101    12048        236092    SH         Shared-Defined    1       236,092   0     0
MICHAEL KORS
  HLDGS LTD       SHS              G60754101     9793        191900    SH         Shared-Defined    2       191,900   0     0
NETSUITE INC      COM              64118Q107     5095         75700    SH         Shared-Defined    1        75,700   0     0
NETSUITE INC      COM              64118Q107     4119         61200    SH         Shared-Defined    2        61,200   0     0
OCWEN FINL CORP   COM NEW          675746309    15622        451630    SH         Shared-Defined    1       451,630   0     0
OCWEN FINL CORP   COM NEW          675746309    12698        367100    SH         Shared-Defined    2       367,100   0     0
SALLY BEAUTY
  HLDGS INC       COM              79546E104     1494         63400    SH         Shared-Defined    1        63,400   0     0
SALLY BEAUTY
  HLDGS INC       COM              79546E104     1216         51600    SH         Shared-Defined    2        51,600   0     0
SBA
  COMMUNICATIONS
  CORP            COM              78388J106    16562        233200    SH         Shared-Defined    1       233,200   0     0
SBA
  COMMUNICATIONS
  CORP            COM              78388J106    13458        189500    SH         Shared-Defined    2       189,500   0     0
SIRIUS XM RADIO
  INC             COM              82967N108    11642       4028322    SH         Shared-Defined    1     4,028,322   0     0
SIRIUS XM RADIO
  INC             COM              82967N108     9389       3248749    SH         Shared-Defined    2     3,248,749   0     0
TRANSDIGM
  GROUP INC       COM              893641100    11493         84284    SH         Shared-Defined    1        84,284   0     0
TRANSDIGM
  GROUP INC       COM              893641100     9313         68300    SH         Shared-Defined    2        68,300   0     0
VERISIGN INC      COM              92343E102     8494        218800    SH         Shared-Defined    1       218,800   0     0
VERISIGN INC      COM              92343E102     6848        176400    SH         Shared-Defined    2       176,400   0     0
VERISK
  ANALYTICS INC   CL A             92345Y106     5228        102500    SH         Shared-Defined    1       102,500   0     0
VERISK
  ANALYTICS INC   CL A             92345Y106     4218         82700    SH         Shared-Defined    2        82,700   0     0
VISA INC          COM CL A         92826C839    11929         78700    SH         Shared-Defined    1        78,700   0     0
VISA INC          COM CL A         92826C839     9625         63500    SH         Shared-Defined    2        63,500   0     0